COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2021
Commitments and Contingencies Disclosure [Abstract]
Schedule of assets pledged	Assets Pledged

(in millions of $)	2021	2020
Vessels and equipment, net	2,107	1,189
Investments in sales-type, direct financing leases and leaseback assets	203	675
Book value of consolidated assets pledged under ship mortgages	2,310	1,864

Schedule of assets with finance lease liabilities	Assets with finance lease liabilities

(in millions of $)	2021	2020
Vessels under finance lease, net	656	697
Total book value	656	697